Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of types of insurance contracts [abstract]
Summary of Policyholder's account in the life insurance business
Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Universal life insurance	2,611,577	3,067,791	3,278,148
Investment contracts	883,429	1,101,614	1,393,257
Other	145,004	159,489	119,890

Total	3,640,010	4,328,894	4,791,295

Summary of liability for the minimum guarantee benefit	The policyholders’ account value, net amount at risk, liability for the minimum guarantee benefit, and average attained age as of April 1, 2020, March 31, 2021 and 2022 are as follows:

	Yen in millions
	April 1, 2020
	Variable annuities	Variable life insurance contracts	Total
Policyholders’ account value	464,093	1,096,935	1,561,028
Net amount at risk	71,685	4,564,214	4,635,899
Liability for minimum guarantee benefit	64,045	79,860	143,905

	Age
	April 1, 2020
	Variable annuities	Variable life insurance contracts
Average attained age	60	45

	Yen in millions
	March 31, 2021
	Variable annuities	Variable life insurance contracts	Total
Policyholders’ account value	490,152	1,486,001	1,976,153
Net amount at risk	50,861	5,074,637	5,125,498
Liability for minimum guarantee benefit	42,309	58,246	100,555

	Age
	March 31, 2021
	Variable annuities	Variable life insurance contracts
Average attained age	61	45

	Yen in millions
	March 31, 2022
	Variable annuities	Variable life insurance contracts	Total
Policyholders’ account value	467,924	1,686,488	2,154,412
Net amount at risk	58,961	6,361,770	6,420,731
Liability for minimum guarantee benefit	37,382	63,392	100,774

	Age
	March 31, 2022
	Variable annuities	Variable life insurance contracts
Average attained age	63	45

Summary of changes in insurance contract liabilities
The changes in insurance contract liabilities are as follows:

	Yen in millions
	Future insurance policy benefits and other	Policyholders’ account in the life insurance business	Total
Balance as of April 1, 2020	6,646,656	3,640,010	10,286,666

Current portion *1	127,079	—	127,079
Non-current portion	6,519,577	3,640,010	10,159,587

Net premiums	786,916	319,240	1,106,156
Insurance liabilities released	(465,997)	(195,202)	(661,199)
Unwind of discount and actuarial items *2	157,379	465,769	623,148
Changes in valuation of expected future benefits	(69,332)	(6,401)	(75,733)
Shadow accounting adjustments	(258,953)	(3,954)	(262,907)
Other	(68,340)	90,575	22,235
Currency exchange rate fluctuations	21,121	18,857	39,978

Balance as of March 31, 2021	6,749,450	4,328,894	11,078,344

Current portion *1	134,865	—	134,865
Non-current portion	6,614,585	4,328,894	10,943,479

Net premiums	813,856	468,299	1,282,155
Insurance liabilities released	(539,586)	(251,169)	(790,755)
Unwind of discount and actuarial items *2	149,869	201,797	351,666
Changes in valuation of expected future benefits	(11,144)	946	(10,198)
Shadow accounting adjustments	(15,692)	(3,169)	(18,861)
Other	(65,198)	29,328	(35,870)
Currency exchange rate fluctuations	110,485	16,369	126,854

Balance as of March 31, 2022	7,192,040	4,791,295	11,983,335

Current portion *1	153,006	—	153,006
Non-current portion	7,039,034	4,791,295	11,830,329

*1	The current portion of future insurance policy benefits and other is included in other current liabilities in the consolidated statements of financial position.

*2	Mainly includes interests credited to reserves, expenses and mortality charges.

Summary of changes in deferred insurance acquisition costs
The changes in deferred insurance acquisition costs are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Balance at beginning of the fiscal year	194,116	631,231

Current portion*	6,212	7,245
Non-current portion	187,904	623,986

New deferred insurance acquisition costs	96,638	109,320
Amortization amount for current period	(44,738)	(69,237)
Shadow accounting adjustments	383,731	4,505
Currency exchange rate fluctuations	1,484	8,017

Balance at end of the fiscal year	631,231	683,836

Current portion*	7,245	7,310
Non-current portion	623,986	676,526

*	The current portion of deferred insurance acquisition costs is included in other current assets in the consolidated statements of financial position.

Summary of significant assumption
The significant assumptions and the ranges used to measure the insurance contract liabilities as of April 1, 2020, March 31, 2021 and 2022 are as follows:

	April 1	Fiscal year ended March 31
	2020	2021	2022

Discount rate	(0.061% ) - 6.25%	(0.046% ) - 6.25%	(0.075% ) - 6.25%

Summary of impact of assumption change

	Yen in millions
	April 1	Fiscal year ended March 31
	2020	2021	2022
Impact on gains (losses)	(11,064)	31,076	6,643
Changes in economic assumptions	(14,048)	25,704	7,091
Changes in non-economic assumptions	2,984	5,372	(448)
Impact on capital	(465,869)	477,642	18,087
Changes in economic assumptions	(472,171)	467,478	16,874
Changes in non-economic assumptions	6,302	10,164	1,213

Summary of insurance related accounts measured at fair value
The fair value of future insurance policy benefits and policyholders’ account in the life insurance business as of April 1, 2020, March 31, 2021 and 2022 is as follows:

	Yen in millions
	Fair value	Presentation in the consolidated statements of financial position
		Future insurance policy benefits and other	Policyholders’ account in the life insurance business
April 1, 2020	532,191	64,045	468,146
March 31, 2021	536,189	42,309	493,880
March 31, 2022	507,699	37,382	470,317

Summary of significant unobservable inputs
The valuation techniques, significant unobservable inputs, and the ranges used to measure the fair value of the future insurance policy benefits and policyholders’ account in the life insurance business as of April 1, 2020, March 31, 2021 and 2022 are as follows:

Valuation techniques	Significant unobservable inputs	Range
		April 1, 2020	March 31, 2021	March 31, 2022
Present value of future expected cash flows	Credit spread*	64.4bp	37.9bp	47.5bp
	Mortality rates	0.004%-44.865%	0.004%-44.865%	0.003% - 35.693%
	Lapse rates	1.000%-7.500%	1.000%-7.500%	0% - 7.500%
* bp = basis point

Summary of changes in fair value of future insurance policy
The changes in fair value of future insurance policy benefits and policyholders’ account in the life insurance business measured at fair value for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Balance at beginning of the fiscal year	532,191	536,189

Total (gains) losses *1 :
Included in net income *2	16,475	830
Included in other comprehensive income *3	3,120	(797)
Issuances	1,996	—
Settlements	(17,593)	(28,523)

Balance at end of the fiscal year	536,189	507,699

Changes in unrealized gains (losses) relating to future insurance policy benefits and policyholders’ account in the life insurance business still held as of reporting date included in net income *2	(29,205)	(13,638)

*1	Gains presented as negative and losses presented as positive.

*2	Included in financial services revenue and financial services expense in the consolidated statements of income.

*3	Included in insurance contract valuation adjustments in the consolidated statements of comprehensive income.

Summary of changing the underlying assumptions of MCEV
The tables below show the sensitivities of changing the underlying assumptions of MCEV as of April 1, 2020, March 31, 2021 and 2022.

		April 1, 2020
Assumption	Changes in assumptions, etc.	Yen in millions		Rate of change
		MCEV	Change in amount
Base	No change	1,713,544	—	—
Interest rates*	50bp decrease	1,675,351	(38,193)	(2.23%	)
	50bp increase	1,723,260	9,716	0.57%
Stock/Real estate market value	10% decrease	1,687,104	(26,439)	(1.54%	)
Maintenance expenses	10% decrease	1,742,146	28,603	1.67%
Lapse and surrender rate	10% decrease	1,661,415	(52,128)	(3.04%	)
Mortality rates (death protection)	5% decrease	1,781,851	68,308	3.99%
Mortality rates (third sector /annuity products)	5% decrease	1,697,478	(16,066)	(0.94%	)
Morbidity rates	5% decrease	1,786,439	72,895	4.25%
Foreign exchange rates	10% appreciation of the Yen	1,684,219	(29,324)	(1.71%	)
* bp = basis point

		March 31, 2021
Assumption	Changes in assumptions, etc.	Yen in millions		Rate of change
		MCEV	Change in amount
Base	No change	1,966,570	—	—
Interest rates*	50bp decrease	1,972,839	6,269	0.32%
	50bp increase	1,936,227	(30,343)	(1.54%	)
Stock/Real estate market value	10% decrease	1,942,875	(23,695)	(1.20%	)
Maintenance expenses	10% decrease	1,994,729	28,158	1.43%
Lapse and surrender rate	10% decrease	1,965,268	(1,302)	(0.07%	)
Mortality rates (death protection)	5% decrease	2,032,004	65,434	3.33%
Mortality rates (third sector /annuity products)	5% decrease	1,952,436	(14,134)	(0.72%	)
Morbidity rates	5% decrease	2,038,626	72,055	3.66%
Foreign exchange rates	10% appreciation of the Yen	1,941,841	(24,729)	(1.26%	)
* bp = basis point

		March 31, 2022
Assumption	Changes in assumptions, etc.	Yen in millions		Rate of change
		MCEV	Change in amount
Base	No change	2,066,357	—	—
Interest rates*	50bp decrease	2,107,521	41,164	1.99%
	50bp increase	2,004,841	(61,516)	(2.98%	)
Stock/Real estate market value	10% decrease	2,049,089	(17,268)	(0.84%	)
Maintenance expenses	10% decrease	2,097,153	30,796	1.49%
Lapse and surrender rate	10% decrease	2,083,260	16,903	0.82%
Mortality rates (death protection)	5% decrease	2,136,304	69,948	3.39%
Mortality rates (third sector /annuity products)	5% decrease	2,052,870	(13,487)	(0.65%	)
Morbidity rates	5% decrease	2,136,413	70,057	3.39%
Foreign exchange rates	10% appreciation of the Yen	2,051,249	(15,108)	(0.73%	)
* bp = basis point

Summary of the remaining undiscounted net cash flows
The following table summarizes the estimated timing of the remaining undiscounted net cash flows from insurance contract liabilities and the contractual timing of the remaining undiscounted cash flows arising from securities held by the insurance subsidiaries as of April 1, 2020, March 31, 2021 and 2022. The cash flows of insurance liabilities are based on assumptions regarding morbidity rates, mortality rates, and lapse rates, which are consistent with the estimates used for the carrying amounts.

	Yen in millions
	April 1, 2020
	Total	Indefinite Terms	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Insurance contract liabilities	17,292,920	—	58,958	79,164	136,924	178,881	223,072	16,615,921
Securities held by insurance subsidiaries	15,459,087	1,005,229	645,257	188,889	187,273	238,590	352,546	12,841,303

	Yen in millions
	March 31, 2021
	Total	Indefinite Terms	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Insurance contract liabilities	22,097,488	—	127,728	148,972	189,784	224,574	262,433	21,143,997
Securities held by insurance subsidiaries	17,014,630	1,584,670	670,402	198,858	245,184	342,846	328,947	13,643,723

	Yen in millions
	March 31, 2022
	Total	Indefinite Terms	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Insurance contract liabilities	25,561,549	—	165,028	155,586	198,370	234,987	263,679	24,543,899
Securities held by insurance subsidiaries	18,536,483	2,008,071	656,948	223,111	348,527	335,791	311,466	14,652,569